Segments Results (Tables)	12 Months Ended
Dec. 31, 2013
Segments Results [Abstract]
Schedule of Components of Results of Operations by Segment
The following tables show components of results of operations by segment:

Year ended December 31, 2013

	Mobile
	satellite	Digital
	communication	media
	services	services	Total
Total revenue	$11,038	$110,757	$121,795

Gross profit	1,952	27,530	29,482

Sales and marketing			9,517
General and administrative			12,003

Operating income			7,962

Financial expenses, net			(153)

Income before taxes on income			7,809

Depreciation and amortization	$532	$8,748	$9,280

Year ended December 31, 2012

	Mobile
	satellite	Digital
	communication	media
	services	services	Total
Total revenue	$8,956	$104,444	$113,400

Gross profit	1,587	25,560	27,147

Sales and marketing			7,388
General and administrative			10,106

Operating income			9,653

Financial expenses, net			1,521

Income before taxes on income			11,174

Depreciation and amortization	$536	$8,347	$8,883

Year ended December 31, 2011

	Mobile
	satellite	Digital
	communication	media
	services	services	Total
Total revenue	$8,334	$104,586	$112,920

Gross profit	384	25,597	25,981

Sales and marketing			7,067
General and administrative			10,130

Operating income			8,784

Financial expenses, net			(2,471)

Income before taxes on income			6,313

Depreciation and amortization	$506	$7,971	$8,477

Schedule of Revenues and Long-Lived Assets by Geographic Areas
Revenues and long lived assets by geographic areas:

	Year ended December 31
	2011	2012	2013
Revenues:
North America	$31,763	$32,844	$35,520
Europe	48,181	48,325	49,962
Asia	9,537	10,578	13,655
Israel	9,884	8,908	9,165
Middle East (other than Israel)	11,900	10,006	8,964
Rest of the world	1,655	2,739	4,529

Total	$112,920	$113,400	$121,795

	Year ended December 31
	2012	2013
Long-lived assets:

Israel	41,529	$43,448
North America	6,506	6,808
Europe	-	13,668
Total	48,035	$63,924